STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 22, 2022	Jun. 04, 2021	Jan. 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2022	Jun. 03, 2021	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of common stock for future issuance (in shares)				53,574,000	86,665,000
Grants in period, weighted average grant date fair value (in dollars per share)				$ 1.60	$ 0.42
Tax related benefit realized from the exercise of stock options and disqualifying dispositions				$ 700	$ 0	$ 0
Compensation cost not yet recognized related to unvested stock options				2,100
Stock-based compensation expense				29,884	1,525	3,534
Sale of stock, number of shares issued in transaction (in shares)		19,300,000
Options, canceled, percent (up to)								25.00%
Options, canceled in period (in dollars per share)								$ 10.00
Options, canceled in period (in shares)		300,000
Number of shares issued in transaction, used to fund cash election (in shares)		300,000
Consideration received on transaction, used to fund cash election		$ 2,600
Cost of hardware and other related revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 192	15	50
Secondary Purchase
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 13,800
Sale of stock, number of shares issued in transaction (in shares)			2,800,000
Sale of stock, price per share (in dollars per share)			$ 9.92
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized related to unvested stock options, period for recognition				1 year 8 months 12 days
Stock-based compensation expense				$ 16,170	1,560	3,667
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)				7,105,478
Compensation cost not yet recognized related to unvested stock options, period for recognition				2 years 6 months
Unrecognized stock-based compensation expense related to the unvested RSUs				$ 69,100
Vested in period (in shares)				383,211
Stock-based compensation expense				$ 14,615	0	0
Tax expense realized in connection with the vesting of RSUs				$ 200	$ 0	$ 0
Restricted stock units | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Grants in period (in shares)	7,900,000
Restricted stock units | Liability
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)				23,896
Compensation cost not yet recognized related to unvested stock options, period for recognition				2 years 6 months
Compensation cost not yet recognized				$ 100
Vested in period (in shares)				2,540
Settlement of liability-based awards for cash				$ 20
Restricted stock units | Liability | Cost of hardware and other related revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 40
2016 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)									22,797,955
Expiration period				10 years
Vesting period				4 years
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period				10 years
Number of shares available for grant (in shares)								22,500,611
Period for annual increase for common stock available for issuance				10 years
Percentage of aggregate common stock shares outstanding				5.00%
Grants in period (in shares)				7,100,000
2021 Plan | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of common stock for future issuance (in shares)							7,116,519
2021 Plan | Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
2021 Plan | Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year